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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2006.

This one series has a May 31 fiscal year end.

Date of reporting period: November 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Intermediate Municipal Bond Fund, covering the six-month period ended November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six-month period contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, grew increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

LETTER TO SHAREHOLDERS continued

While the economic expansion continued through the period, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Over the six-month period, the domestic fixed income securities, both taxable and tax-exempt, delivered generally positive results as confidence grew that the Fed had staved off inflationary pressures. In this environment, the investment teams for Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to municipal bond funds when appropriate, in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Changes:

  Effective March 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non- hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.
  Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

  The Fund seeks current income exempt from federal income taxes, other   than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return
with sales charge	0.02%	-0.34%	3.65%	N/A	N/A

6-month return
w/o sales charge	5.00%	4.66%	4.65%	5.13%	5.01%

Average annual return*

1-year with sales charge	1.20%	0.53%	4.53%	N/A	N/A

1-year w/o sales charge	6.25%	5.53%	5.53%	6.55%	6.29%

5-year	4.41%	4.52%	4.85%	5.70%	5.53%

Since portfolio inception	5.47%	5.73%	5.72%	6.19%	6.10%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of November 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,050.03	$ 4.88
Class B	$ 1,000.00	$ 1,046.56	$ 8.72
Class C	$ 1,000.00	$ 1,046.50	$ 8.72
Class I	$ 1,000.00	$ 1,051.33	$ 3.60
Class IS	$ 1,000.00	$ 1,050.07	$ 4.88
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.56	$ 4.81
Class B	$ 1,000.00	$ 1,016.80	$ 8.59
Class C	$ 1,000.00	$ 1,016.80	$ 8.59
Class I	$ 1,000.00	$ 1,021.81	$ 3.55
Class IS	$ 1,000.00	$ 1,020.56	$ 4.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C, 0.70% for Class I and 0.95% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,				Year Ended
	November 30, 2006					December 31,
CLASS A	(unaudited)	2006	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	1.03	2.09	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	1.96	(1.61)	2.57	(2.46)	1.85	3.17

Total from investment operations	2.99	0.48	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(1.04)	(2.07)	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(1.04)	(2.07)	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 62.13	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	5.00%	0.80%	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,454	$57,905	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[7]	0.95%[8]	0.93%	1.00%	1.01%	0.93%[8]	0.75%[8]
Expenses excluding waivers/reimbursements and expense reductions[7]	1.00%[8]	0.98%	1.02%	1.01%	0.94%[8]	0.86%[8]
Interest and fee expense[9]	0.05%[8]	0.04%	0.05%	0.03%	0.00%[8]	0.00%[8]
Expense including waivers/reimbursements but excluding expense reductions and
interest and fee expense	0.90%[8]	0.89%	0.95%	0.98%	0.93%[8]	0.75%[8]
Net investment income (loss)	3.37%[8]	3.42%	3.47%	3.18%	2.56%[8]	3.03%[8]
Portfolio turnover rate	48%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Net investment income (loss) per share is based on average shares outstanding during the period.

6 Excluding applicable sales charges

7 The expense ratio includes interest and fee expense.

8 Annualized

9 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2C).

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,				Year Ended
	November 30, 2006					December 31,
CLASS B	(unaudited)	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.18	$ 61.77	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	0.80	1.64	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	1.98	(1.58)	2.57	(2.46)	1.91	0.55

Total from investment operations	2.78	0.06	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(0.83)	(1.65)	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(0.83)	(1.65)	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 62.13	$ 60.18	$61.77	$59.24	$62.54	$61.61

Total return[5]	4.66%	0.09%	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,836	$10,844	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.70%[7]	1.68%	1.72%	1.71%	1.64%[7]	1.57%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.70%[7]	1.68%	1.72%	1.71%	1.65%[7]	1.64%[7]
Interest and fee expense[8]	0.05%[7]	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Expense including waivers/reimbursements but excluding expense reductions and
interest and fee expense	1.65%[7]	1.64%	1.67%	1.68%	1.64%[7]	1.57%[7]
Net investment income (loss)	2.62%[7]	2.68%	2.79%	2.57%	1.79%[7]	2.16%[7]
Portfolio turnover rate	48%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 The expense ratio includes interest and fee expense.

7 Annualized

8 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2C).

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,				Year Ended
	November 30, 2006					December 31,
CLASS C	(unaudited)	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income (loss)	0.80[4]	1.64	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	1.98	(1.58)	2.56	(2.44)	1.86	0.54

Total from investment operations	2.78	0.06	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(0.83)	(1.65)	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(0.83)	(1.65)	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 62.13	$ 60.18	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	4.65%	0.09%	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,994	$19,854	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.70%[7]	1.68%	1.72%	1.71%	1.63%[7]	1.48%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.70%[7]	1.68%	1.72%	1.71%	1.64%[7]	1.54%[7]
Interest and fee expense[8]	0.05%[7]	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Expense including waivers/reimbursements but excluding expense reductions and
interest and fee expense	1.65%[7]	1.64%	1.67%	1.68%	1.63%[7]	1.48%[7]
Net investment income (loss)	2.62%[7]	2.68%	2.78%	2.58%	1.79%[7]	1.63%[7]
Portfolio turnover rate	48%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 The expense ratio includes interest and fee expense.

7 Annualized

8 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2C).

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended May 31,				December 31,
	November 30, 2006
CLASS I	(unaudited)	2006	2005	2004[1]	2003[1,2]	2002[1,3]	2001[1,3]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28

Income from investment operations
Net investment income (loss)	1.10	2.24	2.32	2.13	0.71	1.86	1.97
Net realized and unrealized gains or losses on investments	1.96	(1.57)	2.55	(2.47)	1.86	4.36	1.92

Total from investment operations	3.06	0.67	4.87	(0.34)	2.57	6.22	3.89

Distributions to shareholders from
Net investment income	(1.11)	(2.26)	(2.34)	(2.17)	(0.66)	(2.02)	(1.97)
Net realized gains	0	0	0	(0.79)	(0.98)	(0.60)	(2.19)

Total distributions to shareholders	(1.11)	(2.26)	(2.34)	(2.96)	(1.64)	(2.62)	(4.16)

Net asset value, end of period	$ 62.13	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01

Total return	5.13%	1.10%	8.34%	(0.57%)	4.25%	10.96%	6.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$400,290	$394,473	$413,741	$441,869	$76,602	$86,542	$46,076
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[4]	0.70%[5]	0.68%	0.72%	0.71%	0.64%[5]	0.51%[5]	0.50%[5]
Expenses excluding waivers/reimbursements
and expense reductions[4]	0.70%[5]	0.68%	0.72%	0.71%	0.65%[5]	0.62%[5]	0.68%[5]
Interest and fee expense[6]	0.05%[5]	0.04%	0.05%	0.03%	0.00%[5]	0.00%[5]	0.00%[5]
Expense including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.65%[5]	0.64%	0.67%	0.68%	0.64%[5]	0.51%[5]	0.50%[5]
Net investment income (loss)	3.61%[5]	3.68%	3.82%	3.59%	2.81%[5]	3.42%	3.26%
Portfolio turnover rate	48%	115%	100%	247%	73%	281%	424%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2C).

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
CLASS IS	(unaudited)	2006	2005	2004[1,2]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 60.85

Income from investment operations
Net investment income (loss)	1.03[3]	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	1.96	(1.57)	2.52	(1.59)

Total from investment operations	2.99	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(1.04)	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$ 62.13	$ 60.18	$ 61.77	$ 59.24

Total return	5.01%	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,932	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	0.95%[5]	0.93%	0.97%	0.96%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	0.95%[5]	0.93%	0.97%	0.96%[5]
Interest and fee expense[6]	0.05%[5]	0.04%	0.05%	0.03%[5]
Expense including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.90%[5]	0.89%	0.92%	0.93%[5]
Net investment income (loss)	3.37%[5]	3.43%	3.57%	3.40%[5]
Portfolio turnover rate	48%	115%	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction . As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2c).

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 2.2%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019,
(Insd. by XL Capital Assurance, Inc.)	$ 7,400,000	$ 8,016,790
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020,
(Insd. by AMBAC)	3,000,000	3,252,150

		11,268,940

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%,
06/20/2044, (Insd. by GNMA)	1,750,000	1,979,268

EDUCATION 2.1%
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%,
08/15/2021	1,090,000	1,182,399
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	8,000,000	8,468,160
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019	1,000,000	1,078,370

		10,728,929

GENERAL OBLIGATION - LOCAL 24.9%
Allen, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2019,
(Gtd. by PSF)	1,000,000	1,070,370
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020,
(Insd. by FSA)	1,000,000	1,044,480
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,594,638
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%,
08/01/2019, (Insd. by MBIA)	1,000,000	1,062,920
Chippewa Valley, MI Sch. Refunding GO, 4.50%, 05/01/2021	1,000,000	1,037,260
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,500,424
4.75%, 11/01/2021	8,600,000	9,122,622
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,331,246
Columbus, OH GO, Ser. B, 4.00%, 12/15/2021 #	2,890,000	2,841,910
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019,
(Gtd. by PSF)	1,170,000	1,238,445
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,454,707
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,083,179
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021	2,035,000	2,192,590
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	3,075,125
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,276,219
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,129,329
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020	5,955,000	6,132,042
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,209,502
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,210,201
Lubbock, TX GO, Waterworks Sys. Surplus Proj., 5.00%, 02/15/2019	1,000,000	1,078,690
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,623,525
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,029,010
4.25%, 05/01/2019	1,170,000	1,197,179

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	$ 1,000,000	$ 1,025,900
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,718,711
5.00%, 02/15/2021	1,665,000	1,800,098
New York, NY GO:
Ser. C, 5.00%, 08/01/2019	3,395,000	3,659,538
Ser. C-1, 5.00%, 08/15/2021	4,000,000	4,262,840
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA) (h)	10,000,000	10,258,100
Ser. G, 5.00%, 08/01/2020	5,000,000	5,396,300
Ser. O, 5.00%, 06/01/2021	4,250,000	4,553,790
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	12,110,000	13,010,015
Northwest Texas Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2021	1,500,000	1,545,555
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	3,370,000	3,466,247
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,639,327
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	2,690,000	2,688,736
Victoria, TX Independent Sch. Dist. Refunding GO:
5.00%, 02/15/2019	1,720,000	1,854,091
5.00%, 02/15/2020	1,810,000	1,948,592
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,255,209
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,050,000	1,171,380

		124,790,042

GENERAL OBLIGATION - STATE 14.2%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,078,900
California GO:
5.00%, 08/01/2020	2,000,000	2,154,300
5.25%, 02/01/2020	10,000,000	10,877,400
5.25%, 02/01/2021	9,525,000	10,343,102
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	9,300,000	9,534,081
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,292,480
Massachusetts GO, Ser. C, 5.50%, 12/01/2017, (Insd. by FSA)	10,000,000	11,567,800
New York GO, Ser. A, 4.50%, 03/15/2020	7,000,000	7,289,730
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	3,400,000	3,525,154
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,371,860

		71,034,807

HOSPITAL 0.7%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%,
07/01/2012	3,000,000	3,271,860

HOUSING 3.2%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	2,370,000	2,599,961
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA
& GNMA)	2,000,000	2,066,920
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,240,000	1,264,788

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA
& GNMA)	$ 2,140,000	$ 2,251,708
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	1,090,000	1,118,940
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	200,000	207,314
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	210,000	214,528
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by
FHLMC, FNMA & GNMA)	285,000	293,507
New York Dorm. Auth. RB, Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,572,671
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032,
(Insd. by GNMA)	2,860,000	2,935,761
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	485,000	504,531

		16,030,629

INDUSTRIAL DEVELOPMENT REVENUE 1.0%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,208,000

MISCELLANEOUS REVENUE 6.0%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj.:
Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,590,900
Ser. A, 5.80%, 11/01/2019, (Insd. by FSA)	6,000,000	6,950,580
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2021	10,000,000	11,334,300

		29,875,780

POWER 0.7%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021,
(Insd. by MBIA)	1,600,000	1,674,608
Nebraska Pub. Power Dist. RB, Ser. C, 5.00%, 01/01/2020	1,640,000	1,784,714

		3,459,322

PRE-REFUNDED 5.1%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	4,130,000	4,677,390
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%,
01/01/2015	3,535,000	4,435,859
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting
Super Collider Proj., 6.95%, 12/01/2012	15,000,000	16,513,350

		25,626,599

SALES TAX 7.5%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	10,100,000	11,047,885
5.25%, 01/01/2016	4,000,000	4,367,600
5.25%, 01/01/2017	5,000,000	5,446,500
5.25%, 01/01/2018	10,500,000	11,417,280
5.25%, 01/01/2019	4,000,000	4,336,520
5.25%, 01/01/2020	1,000,000	1,083,490

		37,699,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.6%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	$ 9,200,000	$ 10,041,156
San Francisco, CA Bay Area Trans. Dist. RRB, Ser. A, 4.125%, 07/01/2021 #	2,755,000	2,782,109

		12,823,265

TRANSPORTATION 19.0%
California Bay Area Toll Auth., Toll & Bridge RB, 5.00%, 04/01/2021,
(Insd. by AMBAC)	1,000,000	1,092,700
Illinois Toll Hwy. Auth. RB, Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	17,140,000	18,490,975
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,095,640
Los Angeles, CA Harbor RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,498,081
Metropolitan New York Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	13,585,000	14,761,461
5.00%, 11/15/2021	5,810,000	6,303,153
New Jersey Trans. Auth. RRB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	10,000,000	11,507,500
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020	10,000,000	11,413,900
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.125%, 06/15/2017, (Insd. by MBIA)	17,835,000	19,567,670
Texas Trans. Cmnty. State Hwy. Funding RB, First Tier, 5.00%, 04/01/2017	8,850,000	9,703,229

		95,434,309

UTILITY 5.3%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,893,292
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,068,490
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020,
(Insd. by FGIC)	1,000,000	1,068,710
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,552,998

		26,583,490

WATER & SEWER 3.7%
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,859,212
Des Moines, IA Water & Sewer RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,243,890
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,864,478
New York Env. Facs. Corp. Clean Water & Drinking Water Fin. Auth. RB, Ser. A:
5.00%, 06/15/2020	6,495,000	7,113,779
5.00%, 06/15/2021	3,350,000	3,663,560

		18,744,919

Total Municipal Obligations (cost $480,400,492)		494,559,434

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ##
(cost $8,332,041)	8,332,041	8,332,041

Total Investments (cost $488,732,533) 100.3%		502,891,475
Other Assets and Liabilities (0.3%)		(1,385,339)

Net Assets 100.0%		$ 501,506,136

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

#	When-issued or delayed delivery security
(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued.
q	Rate shown is annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of November 30, 2006:
Texas	21.1%
New York	19.8%
New Jersey	8.9%
California	8.2%
Illinois	8.1%
Alabama	7.8%
New Mexico	4.0%
Massachusetts	2.9%
Nevada	2.3%
Tennessee	2.3%
Colorado	2.2%
Ohio	2.2%
Washington	2.1%
Michigan	1.8%
Iowa	1.2%
South Dakota	0.9%
Mississippi	0.5%
Indiana	0.4%
Nebraska	0.4%
North Dakota	0.4%
Minnesota	0.3%
Missouri	0.3%
Wisconsin	0.2%
Oklahoma	0.1%
Non-state specific	1.7%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2006:
AAA	60.5%
AA	21.5%
A	17.1%
NR	0.9%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of November 30, 2006:
Less than 1 year	0.9%
5 to 10 years	11.1%
10 to 20 years	86.2%
20 to 30 years	1.4%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $480,400,492)	$ 494,559,434
Investments in affiliated money market fund, at value (cost $8,332,041)	8,332,041

Total investments	502,891,475
Receivable for Fund shares sold	3,140,731
Interest receivable	7,626,744
Prepaid expenses and other assets	51,624

Total assets	513,710,574

Liabilities
Dividends payable	1,165,366
Payable for securities purchased	5,601,341
Payable for Fund shares redeemed	305,130
Payable for floating rate notes issued	5,000,000
Interest and fee expense payable	73,795
Advisory fee payable	5,611
Due to other related parties	1,573
Accrued expenses and other liabilities	51,622

Total liabilities	12,204,438

Net assets	$ 501,506,136

Net assets represented by
Paid-in capital	$ 507,663,771
Overdistributed net investment income	(796,577)
Accumulated net realized losses on investments	(19,520,000)
Net unrealized gains on investments	14,158,942

Total net assets	$ 501,506,136

Net assets consists of
Class A	$ 58,453,886
Class B	10,836,146
Class C	17,994,469
Class I	400,290,047
Class IS	13,931,588

Total net assets	$ 501,506,136

Shares outstanding (unlimited number of shares authorized)
Class A	940,793
Class B	174,403
Class C	289,610
Class I	6,442,464
Class IS	224,221

Net asset value per share
Class A	$ 62.13
Class A — Offering price (based on sales charge of 4.75%)	$ 65.23
Class B	$ 62.13
Class C	$ 62.13
Class I	$ 62.13
Class IS	$ 62.13

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Interest	$ 10,411,384
Income from affiliate	250,755

Total investment income	10,662,139

Expenses
Advisory fee	1,175,409
Distribution Plan expenses
Class A	87,201
Class B	54,027
Class C	92,583
Class IS	18,086
Administrative services fee	246,458
Transfer agent fees	32,777
Trustees’ fees and expenses	6,940
Printing and postage expenses	19,253
Interest and fee expense	118,007
Custodian and accounting fees	77,038
Registration and filing fees	36,327
Professional fees	15,174
Other	4,939

Total expenses	1,984,219
Less: Expense reductions	(7,027)
Expense reimbursements	(14,534)

Net expenses	1,962,658

Net investment income	8,699,481

Net realized and unrealized gains or losses on investments
Net realized gains on investments	441,143
Net change in unrealized gains or losses on investments	15,542,886

Net realized and unrealized gains or losses on investments	15,984,029

Net increase in net assets resulting from operations	$ 24,683,510

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income	$ 8,699,481		$ 19,061,173
Net realized gains on investments		441,143		4,980,619
Net change in unrealized gains or losses
on investments		15,542,886		(18,474,587)

Net increase in net assets resulting
from operations		24,683,510		5,567,205

Distributions to shareholders from
Net investment income
Class A		(987,956)		(1,985,473)
Class B		(147,456)		(286,273)
Class C		(252,322)		(523,428)
Class I		(7,150,769)		(15,806,816)
Class IS		(246,637)		(564,396)

Total distributions to shareholders		(8,785,140)		(19,166,386)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	256,500	15,570,333	527,388	32,183,601
Class B	8,960	548,060	56,411	3,446,786
Class C	21,974	1,349,146	153,647	9,389,571
Class I	747,424	45,500,618	2,169,160	132,342,336
Class IS	12,764	771,675	82,303	5,006,605

		63,739,832		182,368,899

Net asset value of shares issued in
reinvestment of distributions
Class A	11,685	714,085	21,745	1,323,636
Class B	1,639	100,072	3,154	191,996
Class C	2,036	124,291	3,990	242,709
Class I	8,856	540,924	21,828	1,329,524
Class IS	2,090	127,634	4,840	294,727

		1,607,006		3,382,592

Automatic conversion of Class B shares
to Class A shares
Class A	523	31,779	1,908	116,445
Class B	(523)	(31,779)	(1,908)	(116,445)

		0		0

Payment for shares redeemed
Class A	(290,119)	(17,709,098)	(429,729)	(26,127,141)
Class B	(15,865)	(963,403)	(29,998)	(1,823,330)
Class C	(64,327)	(3,907,370)	(86,848)	(5,280,881)
Class I	(868,913)	(52,810,576)	(2,334,388)	(142,061,688)
Class IS	(38,930)	(2,366,614)	(114,200)	(6,957,516)

		(77,757,061)		(182,250,556)

Net increase (decrease) in net assets
resulting from capital share
transactions		(12,410,223)		3,500,935

Total increase (decrease) in net assets		3,488,147		(10,098,246)
Net assets
Beginning of period		498,017,989		508,116,235

End of period	$ 501,506,136		$ 498,017,989

Overdistributed net investment income	$ (796,577)		$ (710,918)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating rate obligations

The Fund participates in inverse floating rate obligations (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At November 30, 2006, the Floating-Rate Notes outstanding were as follows:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,000,000	0.66%	$10,258,100

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,534.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2006, EIS received $6,900 from the sale of Class A shares and $16,642, and $2,337 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $219,819,298 and $232,192,958, respectively, for the six months ended November 30, 2006.

On November 30, 2006 the aggregate cost of securities for federal income tax purposes was $488,845,189. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,071,884 and $25,598, respectively, with a net unrealized appreciation of $14,046,286.

As of May 31, 2006, the Fund had $19,925,128 in capital loss carryovers for federal income tax purposes with $6,602,841 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended November 30, 2006, the Fund had no borrowings.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund’s Class I shares had performance in the third quintile of its Lipper peer group for the one-year period ended May 31, 2006, but that the Fund’s Class A shares had experienced unfavorable relative performance due principally, in EIMC’s view, to differences in the expense ratios of the classes. The Trustees also noted the Fund’s favorable long-term performance record.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such

ADDITIONAL INFORMATION (unaudited) continued

factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564618 rv4 1/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564618 rv4 1/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: January 26, 2007